Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Current Liabilities

Other current liabilities as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Payable for property, plant and equipment	¥11,734	¥10,354
Advances received	748	6,437
Other	22,268	15,641

	¥34,750	¥32,432